Basic and Diluted Net Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 15:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2018	2019	2020
Numerator (thousands):

Net income attributed to Sapiens’ shareholders	$13,785	$26,247	$33,775

Denominator (thousands):

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	49,827	50,031	51,208
Stock options and RSU	279	622	951

Denominator for diluted net earnings per share - adjusted weighted average number of shares	50,106	50,653	52,159

The weighted average number of shares related to outstanding anti-dilutive options excluded from the calculations of diluted net earnings per share was 1,369,514, 0 and 200,000 for the years 2018, 2019 and 2020, respectively.